DBX ETF Trust

Schedule of Investments

Xtrackers S&P SmallCap 600 ESG ETF

May 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.3%
Communication Services - 1.2%
Cars.com, Inc.*	943	$9,760
Cinemark Holdings, Inc.*	1,597	27,117
Consolidated Communications Holdings, Inc.*	1,043	6,905
EW Scripps Co., Class A*	830	13,172
Loyalty Ventures, Inc.*	289	3,063
QuinStreet, Inc.*	729	8,019
Scholastic Corp.	440	16,513
TechTarget, Inc.*	387	27,512
Thryv Holdings, Inc.*	278	7,281

(Cost $127,542)		119,342

Consumer Discretionary - 12.0%
Aaron’s Co., Inc.	495	9,682
Abercrombie & Fitch Co., Class A*	844	17,251
Adtalem Global Education, Inc.*	748	24,400
American Axle & Manufacturing Holdings, Inc.*	1,657	13,438
American Public Education, Inc.*	272	3,792
America’s Car-Mart, Inc.*	98	10,623
Asbury Automotive Group, Inc.*(a)	336	60,866
Bed Bath & Beyond, Inc.*(a)	1,399	12,101
Big Lots, Inc. (a)	444	10,874
BJ’s Restaurants, Inc.*	368	9,667
Bloomin’ Brands, Inc.	1,179	24,889
Boot Barn Holdings, Inc.*	431	34,782
Brinker International, Inc.*	648	19,667
Buckle, Inc. (a)	427	14,031
Caleres, Inc.	553	15,738
Cavco Industries, Inc.*	128	28,436
Century Communities, Inc.	447	24,303
Cheesecake Factory, Inc.	705	23,025
Chico’s FAS, Inc.*	1,780	8,811
Children’s Place, Inc.*	198	9,401
Dine Brands Global, Inc.	250	18,373
Ethan Allen Interiors, Inc.	320	7,443
Fossil Group, Inc.*	689	5,057
Gentherm, Inc.*	483	33,298
Group 1 Automotive, Inc.	250	44,898
Guess?, Inc. (a)	566	11,807
Hibbett, Inc.	187	9,490
Installed Building Products, Inc.	341	32,579
iRobot Corp.*	392	18,655
Jack in the Box, Inc.	319	21,788
Kontoor Brands, Inc. (a)	691	27,688
La-Z-Boy, Inc.	638	16,288
LCI Industries	367	43,864
LGI Homes, Inc.*	318	31,161
Liquidity Services, Inc.*	387	5,248
MarineMax, Inc.*	319	13,210
MDC Holdings, Inc.	822	31,384
Monro, Inc.	507	24,042
Motorcar Parts of America, Inc.*	333	4,938
Movado Group, Inc.	261	8,856
ODP Corp.*	666	25,435
Patrick Industries, Inc.	338	20,317
PetMed Express, Inc.	340	7,490
Red Robin Gourmet Burgers, Inc.*	229	2,253
Rent-A-Center, Inc. (a)	878	24,180
Ruth’s Hospitality Group, Inc.	461	8,496
Sally Beauty Holdings, Inc.*	1,599	24,241
Shake Shack, Inc., Class A*	568	27,633
Signet Jewelers Ltd.	764	45,534
Sleep Number Corp.*	329	15,111
Sonos, Inc.*(a)	1,907	42,202
Standard Motor Products, Inc.	278	11,106
Steven Madden Ltd.	1,149	42,720
Strategic Education, Inc.	341	22,445
Tupperware Brands Corp.*	710	4,707
Unifi, Inc.*	223	3,526
Universal Electronics, Inc.*	217	5,816
Vera Bradley, Inc.*	444	3,024
Winnebago Industries, Inc.	484	23,934
Wolverine World Wide, Inc.	1,197	25,544
WW International, Inc.*	773	5,481

(Cost $1,449,396)		1,177,039

Consumer Staples - 4.9%
Calavo Growers, Inc.	257	8,751
Cal-Maine Foods, Inc.	544	25,965
Celsius Holdings, Inc.*(a)	555	37,235
Coca-Cola Consolidated, Inc.	69	38,983
Edgewell Personal Care Co. (a)	785	28,574
elf Beauty, Inc.*	696	18,527
Fresh Del Monte Produce, Inc.	483	12,336
Hostess Brands, Inc.*	2,076	44,115
J & J Snack Foods Corp.	217	27,824
John B Sanfilippo & Son, Inc.	130	9,929
Medifast, Inc.	169	28,181
MGP Ingredients, Inc.	191	18,500
PriceSmart, Inc.	366	28,778
Seneca Foods Corp., Class A*	88	5,003
Simply Good Foods Co.*	1,228	49,071
SpartanNash Co.	556	19,132
TreeHouse Foods, Inc.*	830	34,130
United Natural Foods, Inc.*	843	35,752
USANA Health Sciences, Inc.*	170	11,956

(Cost $458,365)		482,742

Energy - 6.1%
Archrock, Inc.	2,070	20,762
Bristow Group, Inc.*	363	11,540
Core Laboratories NV	672	18,937
DMC Global, Inc.*	280	7,748

Green Plains, Inc.*(a)	804	26,194
Helix Energy Solutions Group, Inc.*	2,061	9,563
Helmerich & Payne, Inc.	1,563	78,697
Laredo Petroleum, Inc.*(a)	208	17,508
Nabors Industries Ltd.*	112	18,678
Par Pacific Holdings, Inc.*	664	10,890
Patterson-UTI Energy, Inc.	3,179	60,655
Renewable Energy Group, Inc.*	730	44,756
SM Energy Co.	1,764	85,148
Southwestern Energy Co.*	16,433	149,869
Talos Energy, Inc.*	595	12,852
World Fuel Services Corp.	958	23,749

(Cost $424,876)		597,546

Financials - 18.7%
Ambac Financial Group, Inc.*	797	8,536
American Equity Investment Life Holding Co.	1,236	49,761
Ameris Bancorp	961	43,812
AMERISAFE, Inc.	281	14,162
Assured Guaranty Ltd.	1,013	59,615
Banc of California, Inc.	786	15,123
Bancorp, Inc.*	875	18,226
BankUnited, Inc.	1,244	51,825
Banner Corp.	498	28,939
Berkshire Hills Bancorp, Inc.	707	18,460
Blucora, Inc.*	708	12,525
Brightsphere Investment Group, Inc.	508	10,358
Central Pacific Financial Corp.	403	9,728
City Holding Co.	220	18,060
Community Bank System, Inc.	782	51,612
Customers Bancorp, Inc.*	440	18,172
Donnelley Financial Solutions, Inc.*	423	13,160
Eagle Bancorp, Inc.	464	22,996
eHealth, Inc.*	397	4,168
Ellington Financial, Inc. REIT	847	13,120
Encore Capital Group, Inc.*	373	22,794
Enova International, Inc.*	496	15,664
FB Financial Corp.	517	21,724
First BanCorp	2,931	43,760
First Financial Bancorp	1,368	28,701
First Hawaiian, Inc.	1,851	47,404
Franklin BSP Realty Trust, Inc. REIT	643	9,954
Genworth Financial, Inc., Class A*	7,610	30,820
Green Dot Corp., Class A*	794	22,899
Greenhill & Co., Inc.	261	3,210
Hanmi Financial Corp.	442	10,316
Heritage Financial Corp.	510	13,311
Hilltop Holdings, Inc.	883	26,499
HomeStreet, Inc.	292	11,771
Hope Bancorp, Inc.	1,743	25,413
Horace Mann Educators Corp.	600	24,276
Independent Bank Corp.	687	57,227
Independent Bank Group, Inc.	534	39,025
Invesco Mortgage Capital, Inc. REIT*	4,536	8,074
Lakeland Financial Corp.	385	27,782
Meta Financial Group, Inc.	434	18,041
Mr Cooper Group, Inc.*	1,114	48,303
National Bank Holdings Corp., Class A	435	17,726
NBT Bancorp, Inc.	630	23,297
New York Mortgage Trust, Inc. REIT	5,512	16,701
Northfield Bancorp, Inc.	630	8,373
Northwest Bancshares, Inc.	1,838	23,692
OFG Bancorp	721	20,433
Pacific Premier Bancorp, Inc.	1,371	44,640
Park National Corp. (a)	210	25,979
PennyMac Mortgage Investment Trust REIT (a)	1,378	22,296
Piper Sandler Cos.	205	27,017
PRA Group, Inc.*	633	23,421
ProAssurance Corp.	783	17,390
Provident Financial Services, Inc.	1,109	25,496
Redwood Trust, Inc. REIT	1,665	16,983
S&T Bancorp, Inc.	572	16,823
Seacoast Banking Corp. of Florida	850	29,104
ServisFirst Bancshares, Inc.	729	60,769
Simmons First National Corp., Class A	1,834	47,152
Southside Bancshares, Inc.	470	18,955
Stewart Information Services Corp.	390	21,641
StoneX Group, Inc.*	263	19,743
Tompkins Financial Corp.	173	13,184
Triumph Bancorp, Inc.*	355	25,823
Trupanion, Inc.*	498	33,306
Trustmark Corp.	940	27,345
Two Harbors Investment Corp. REIT (a)	5,140	27,448
United Fire Group, Inc.	314	10,177
Veritex Holdings, Inc.	717	24,708
Virtus Investment Partners, Inc.	110	21,193
Westamerica BanCorp	411	24,746
WisdomTree Investments, Inc.	1,580	9,401
World Acceptance Corp.*	60	8,884
WSFS Financial Corp.	951	40,684

(Cost $1,858,746)		1,833,856

Health Care - 11.2%
Addus HomeCare Corp.*	231	19,289
Allscripts Healthcare Solutions, Inc.*	1,780	30,420
AMN Healthcare Services, Inc.*	687	66,570
Amphastar Pharmaceuticals, Inc.*	560	20,798
AngioDynamics, Inc.*	563	11,052
Anika Therapeutics, Inc.*	238	5,174
Avanos Medical, Inc.*	740	21,231
Avid Bioservices, Inc.*	894	11,953
Cara Therapeutics, Inc.*	608	5,059
Coherus Biosciences, Inc.*	927	6,804
Collegium Pharmaceutical, Inc.*(a)	502	7,841

Community Health Systems, Inc.*	1,804	9,453
Computer Programs and Systems, Inc.*	213	6,793
CONMED Corp.	425	49,423
CorVel Corp.*	136	20,286
Covetrus, Inc.*	1,501	31,251
Cross Country Healthcare, Inc.*	513	9,054
Cytokinetics, Inc.*(a)	1,218	48,598
Eagle Pharmaceuticals, Inc.*	166	7,752
Emergent BioSolutions, Inc.*	721	23,764
Enanta Pharmaceuticals, Inc.*	265	10,581
Endo International PLC*	3,395	1,792
Ensign Group, Inc.	760	61,689
Fulgent Genetics, Inc.*(a)	296	16,135
Glaukos Corp.*	681	27,805
Hanger, Inc.*	585	9,237
Innoviva, Inc.*	956	14,503
Inogen, Inc.*	297	7,627
iTeos Therapeutics, Inc.*	292	5,110
Ligand Pharmaceuticals, Inc.*	253	22,494
MEDNAX, Inc.*	1,280	24,730
Merit Medical Systems, Inc.*	738	45,306
ModivCare, Inc.*	187	17,845
Myriad Genetics, Inc.*	1,160	22,318
Natus Medical, Inc.*	519	17,018
Nektar Therapeutics*(a)	2,680	9,326
NextGen Healthcare, Inc.*	816	14,778
Omnicell, Inc.*	638	70,920
OraSure Technologies, Inc.*	1,045	4,337
Organogenesis Holdings, Inc.*	916	5,139
Orthofix Medical, Inc.*	287	7,890
Owens & Minor, Inc. (a)	1,096	38,228
Phibro Animal Health Corp., Class A	296	5,686
Prestige Consumer Healthcare, Inc.*	729	40,693
RadNet, Inc.*	677	13,899
REGENXBIO, Inc.*	547	11,509
Select Medical Holdings Corp.	1,539	37,475
Surmodics, Inc.*	204	8,003
Tactile Systems Technology, Inc.*	337	3,424
Tivity Health, Inc.*	673	21,805
uniQure NV*	524	7,525
US Physical Therapy, Inc.	187	21,054
Vanda Pharmaceuticals, Inc.*	810	7,962
Varex Imaging Corp.*(a)	610	14,054
Vericel Corp.*	680	18,462
Xencor, Inc.*	850	18,981

(Cost $1,201,289)		1,097,905

Industrials - 15.5%
AAON, Inc.	625	33,487
ABM Industries, Inc.	978	47,286
Alamo Group, Inc.	144	16,939
Allegiant Travel Co.*	221	33,028
Applied Industrial Technologies, Inc.	559	57,806
ArcBest Corp.	361	27,302
Astec Industries, Inc.	331	15,481
Atlas Air Worldwide Holdings, Inc.*	392	27,326
AZZ, Inc.	360	16,114
Boise Cascade Co.	584	45,155
Brady Corp., Class A	701	34,006
Comfort Systems USA, Inc.	523	46,924
CoreCivic, Inc.*	1,747	22,484
Deluxe Corp.	619	14,813
Encore Wire Corp.	301	37,631
Enerpac Tool Group Corp.	877	17,119
EnPro Industries, Inc.	299	28,632
Federal Signal Corp.	887	31,134
Forrester Research, Inc.*	182	9,524
Forward Air Corp.	392	36,530
Franklin Electric Co., Inc.	567	41,799
GEO Group, Inc. REIT*	1,780	12,656
Granite Construction, Inc.	665	21,712
Greenbrier Cos., Inc. (a)	473	19,682
Harsco Corp.*	1,150	9,545
Healthcare Services Group, Inc.	1,128	19,368
Heartland Express, Inc.	677	9,668
Heidrick & Struggles International, Inc.	284	9,815
Hillenbrand, Inc.	1,058	44,267
HNI Corp.	632	24,098
Interface, Inc.	859	12,361
John Bean Technologies Corp.	461	56,127
KAR Auction Services, Inc.*	1,816	29,002
Kelly Services, Inc., Class A	523	10,439
Korn Ferry	816	50,151
Lindsay Corp.	159	20,034
Matson, Inc.	610	54,827
Matthews International Corp., Class A	494	15,986
Meritor, Inc.*	1,049	37,942
MYR Group, Inc.*	245	22,444
NOW, Inc.*	1,681	18,558
NV5 Global, Inc.*	179	22,049
PGT Innovations, Inc.*	908	18,251
Pitney Bowes, Inc.	2,404	11,251
Powell Industries, Inc.	156	4,193
Proto Labs, Inc.*	401	19,324
Quanex Building Products Corp.	538	10,943
Resideo Technologies, Inc.*	2,144	50,641
SkyWest, Inc.*	762	20,544
SPX Corp.*	660	33,218
Standex International Corp.	178	16,572
Tennant Co.	269	16,743
Titan International, Inc.*	743	13,530
Triumph Group, Inc.*	938	14,351
TrueBlue, Inc.*	550	12,111
UFP Industries, Inc.	921	71,101
Veritiv Corp.*	207	30,087

Viad Corp.*	298	8,976
Wabash National Corp.	712	10,929

(Cost $1,492,956)		1,524,016

Information Technology - 13.6%
8x8, Inc.*	1,719	12,463
ADTRAN, Inc.	713	13,212
Agilysys, Inc.*	284	11,607
Alarm.com Holdings, Inc.*	693	43,818
Arlo Technologies, Inc.*	1,224	8,666
Axcelis Technologies, Inc.*	505	31,340
Badger Meter, Inc.	425	33,634
CalAmp Corp.*	522	3,790
Cerence, Inc.*	569	18,071
CEVA, Inc.*	333	12,011
Cohu, Inc.*	707	21,514
CTS Corp.	468	19,034
Digi International, Inc.*	557	12,310
Diodes, Inc.*	654	50,365
Ebix, Inc.	346	10,086
EVERTEC, Inc.	867	32,894
ExlService Holdings, Inc.*	497	70,668
Extreme Networks, Inc.*	1,876	18,610
Fabrinet*	537	46,649
FARO Technologies, Inc.*	265	8,538
FormFactor, Inc.*	1,136	46,644
Harmonic, Inc.*	1,579	15,206
Ichor Holdings Ltd.*	413	12,489
Insight Enterprises, Inc.*	507	50,102
InterDigital, Inc.	445	29,054
Itron, Inc.*	658	33,959
Knowles Corp.*	1,333	25,620
Kulicke & Soffa Industries, Inc.	905	49,024
LivePerson, Inc.*	979	16,428
Methode Electronics, Inc.	541	24,372
NETGEAR, Inc.*	426	8,115
NetScout Systems, Inc.*	1,109	38,072
OneSpan, Inc.*	499	6,602
Onto Innovation, Inc.*	715	57,472
OSI Systems, Inc.*	253	21,232
PDF Solutions, Inc.*	434	10,373
Perficient, Inc.*	494	48,368
Plantronics, Inc.*	621	24,517
Plexus Corp.*	408	34,598
Progress Software Corp.	642	31,015
Rambus, Inc.*	1,641	41,189
Rogers Corp.*	278	73,776
ScanSource, Inc.*	372	14,411
SPS Commerce, Inc.*	522	55,875
TTEC Holdings, Inc.	266	17,939
Unisys Corp.*	975	11,632
Veeco Instruments, Inc.*	733	15,708
Viavi Solutions, Inc.*	3,340	48,330

(Cost $1,400,651)		1,341,402

Materials - 5.8%
AdvanSix, Inc.	426	19,737
American Vanguard Corp.	391	9,650
Arconic Corp.*	1,575	44,305
Balchem Corp.	470	58,482
Century Aluminum Co.*	733	8,649
Clearwater Paper Corp.*	242	8,313
Compass Minerals International, Inc.	513	23,049
GCP Applied Technologies, Inc.*	784	24,398
Glatfelter Corp.	647	5,577
Hawkins, Inc.	273	9,872
Haynes International, Inc.	181	6,923
HB Fuller Co.	767	54,518
Innospec, Inc.	358	36,527
Kaiser Aluminum Corp.	230	23,499
Koppers Holdings, Inc.	310	8,401
Livent Corp.*(a)	2,346	74,579
Neenah, Inc.	243	9,212
Olympic Steel, Inc.	135	4,613
Quaker Chemical Corp. (a)	204	31,906
Stepan Co.	310	34,754
SunCoke Energy, Inc.	1,206	9,756
TimkenSteel Corp.*	597	13,791
Trinseo PLC (a)	564	26,672
Warrior Met Coal, Inc.	747	25,114

(Cost $528,187)		572,297

Real Estate - 8.1%
Acadia Realty Trust REIT	1,284	25,243
Agree Realty Corp. REIT (a)	1,035	72,005
American Assets Trust, Inc. REIT	765	26,086
Armada Hoffler Properties, Inc. REIT	979	13,491
Brandywine Realty Trust REIT	2,485	27,708
CareTrust REIT, Inc. REIT	1,410	26,127
Centerspace REIT	218	18,090
Chatham Lodging Trust REIT*	709	9,033
Community Healthcare Trust, Inc. REIT	342	12,887
DiamondRock Hospitality Co. REIT*	3,058	31,467
Diversified Healthcare Trust REIT	3,473	7,884
Easterly Government Properties, Inc. REIT	1,250	24,537
Essential Properties Realty Trust, Inc. REIT	1,828	41,825
Getty Realty Corp. REIT	573	16,010
Hersha Hospitality Trust REIT*	575	6,313
Innovative Industrial Properties, Inc. REIT	405	53,885
iStar, Inc. REIT	1,009	17,557
LTC Properties, Inc. REIT (a)	572	22,159
Office Properties Income Trust REIT	703	14,981
Realogy Holdings Corp.*	1,693	20,959
Retail Opportunity Investments Corp. REIT	1,839	33,231
RPT Realty REIT	1,224	14,896
Safehold, Inc. REIT	223	10,002

SITE Centers Corp. REIT	2,681	42,145
Summit Hotel Properties, Inc. REIT*	1,546	13,512
Tanger Factory Outlet Centers, Inc. REIT (a)	1,510	26,440
Uniti Group, Inc. REIT	3,428	38,873
Universal Health Realty Income Trust REIT	202	10,841
Urban Edge Properties REIT	1,667	31,423
Veris Residential, Inc. REIT*	1,213	19,517
Washington Real Estate Investment Trust REIT	1,229	29,852
Whitestone REIT	671	8,247
Xenia Hotels & Resorts, Inc. REIT*	1,658	30,491

(Cost $810,780)		797,717

Utilities - 2.2%
American States Water Co.	555	43,984
Avista Corp.	1,062	46,133
California Water Service Group	764	41,004
Northwest Natural Holding Co.	466	25,299
South Jersey Industries, Inc.	1,633	56,910

(Cost $196,964)		213,330

TOTAL COMMON STOCKS
(Cost $9,949,752)		9,757,192

EXCHANGE-TRADED FUNDS - 0.6%
iShares Core S&P Small-Cap ETF (a)
(Cost $54,056)	536	54,286

SECURITIES LENDING COLLATERAL - 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.68% (b)(c)
(Cost $45,054)	45,054	45,054

CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.72% (b)
(Cost $2,761)	2,761	2,761

TOTAL INVESTMENTS - 100.4%
(Cost $10,051,623)		$9,859,293
Other assets and liabilities, net - (0.4%)		(37,241)

NET ASSETS - 100.0%		$9,822,052

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2022 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2022	Value ($) at 5/31/2022
SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.68% (b)(c)
50,397	—	(5,343) (d)	—	—	21	—	45,054	45,054
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.72% (b)
12,273	469,383	(478,895)	—	—	9	—	2,761	2,761

62,670	469,383	(484,238)	—	—	30	—	47,815	47,815

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2022 amounted to $728,083, which is 7.4% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $721,071.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2022.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$9,757,192	$—	$—	$9,757,192
Exchange-Traded Funds	54,286	—	—	54,286
Short-Term Investments (a)	47,815	—	—	47,815

TOTAL	$9,859,293	$—	$—	$9,859,293

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

SMLE-PH3

R-089711-1 (5/24) DBX005195 (5/24)